Cost of Sales - Disclosure of production costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Analysis of income and expense [abstract]
Labour costs, including contractors1	R 25,082	R 22,390	R 21,391
Consumables	11,470	10,461	10,101
Water and electricity	10,226	8,894	7,633
Insurance	409	318	293
Transportation	678	552	517
Change in inventory	(668)	50	(487)
Capitalisation of mine development costs	(2,504)	(2,429)	(2,315)
Stripping activities	(1,171)	(730)	(892)
Royalty expense - regulatory	3,384	1,910	1,277
Other1	1,529	1,733	1,477
Total production costs1	R 48,435	R 43,149	R 38,995